Offerings	Nov. 26, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	66,355,950
Proposed Maximum Offering Price per Unit | $ / shares	0.69
Maximum Aggregate Offering Price	$ 45,785,606
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,323
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. Represents shares of Class A Common Stock that may be offered for resale by the selling stockholders described in this prospectus and are comprised of: (i) 180,780,141 shares of Class A Common Stock currently held by the selling stockholders and (ii) 6,400,000 shares of Class A Common stock underlying warrants held by the selling stockholders.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The price shown is the average of the high and low selling price of the common stock on November 25, 2025, the date immediately prior to the filing date of the amendment to the registration statement, as reported on the Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	120,824,191
Proposed Maximum Offering Price per Unit | $ / shares	1.05
Maximum Aggregate Offering Price	$ 126,865,401
Amount of Registration Fee	$ 17,520
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.Represents shares of Class A Common Stock that may be offered for resale by the selling stockholders described in this prospectus and are comprised of: (i) 180,780,141 shares of Class A Common Stock currently held by the selling stockholders and (ii) 6,400,000 shares of Class A Common stock underlying warrants held by the selling stockholders.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The price shown is the average of the high and low selling price of the common stock on October 21, 2025, the date immediately prior to the initial filing of the registration statement, as reported on the Nasdaq Capital Market